DEAR SHAREHOLDERS:
--------------------------------------------------------------------------------

     Silver bullion, like gold, showed a disappointing price pattern after an encouraging burst early in the year. Having ended 1995 at $5.15 an ounce, silver promptly rose to a high for the year of $5.84 an ounce on February 2,1996. This powerful beginning then proceeded to give way to an enervating dissipation of these gains over the balance of the year with silver bullion ending the year at $4.82 an ounce, a decline of 6.41% for the full year compared with a decline of 5.01% for gold bullion.


                                CHART/BEGIN
           Printed version of this shareholder report contains a graphic chart indicating the spot price of silver per ounce from December 1995 to December 1996
                                 CHART/END


     Despite a further increase in fabrication demand during 1996, together with another large deficit in production and secondary supply versus industrial demand, relentless commodity and hedge fund short selling dampened the prices of silver bullion. With available silver stocks continuing to decrease and with a fundamental surplus of industrial demand over mine production and secondary supply, silver prices would not be expected to hold at these low levels for long.

     Despite the decline in silver bullion for 1996, Lexington Strategic Silver Fund managed to post a modest positive return of 2.38%* compared with a gain of 7.56% for the average gold fund monitored by Lipper Analytical Services, Inc. While the Fund was hurt by its relatively high (21.8% as of June 30, 1996) silver bullion holdings, its common stock holdings managed to overcome the weakness in silver prices with companies heavily involved in exploration efforts doing particularly well. The same positive fundamentals were in place in late 1994 and early 1995 when short-term negative market dynamics pushed silver from $5.80 an ounce to $4.40 an ounce. Available silver stocks have continued to dissipate since then and worldwide fabrication demand remains strong. Meanwhile there are some signs of worldwide inflationary trends beginning to show signs of accelerating. A tightening U.S. labor market, higher world commodity prices, especially for petroleum, and high money supply growth in Europe all point to higher prices. Also, efforts to meet requirements for membership in the European Monetary Union are proving difficult to achieve. Given a continuation of the fundamental supply versus demand deficit which has existed since 1990, there are good reasons to view the current price weakness in silver as an excellent buying opportunity.


Sincerely,



    Robert W. Radsch                              Robert M. DeMichele
/s/ ------------------                        /s/ -------------------
    Robert W. Radsch                               Robert M. DeMichele
    Portfolio Manager                              President
    February, 1997                                 February, 1997



*-3.62% and 9.25% are the one year and since commencement (1/2/92) average annual standard total returns, respectively, for the period ended December 31, 1996. Prior to January, 1992 the Fund was managed by a different investment adviser. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than at their original cost. These calculations include the maximum 5.75% initial sales charge and assume reinvestment of dividends and capital gains at net asset value. Total return represents past performance and is not predictive of future results.

LEXINGTON STRATEGIC SILVER FUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
December 31, 1996

     NUMBER OF                                                                                            VALUE
      SHARES                                        SECURITY                                            (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------
                  SILVER BULLION: 15.3%
                  1,551,327 fine ounces (cost $8,573,458)2 ........................................    $ 7,415,343
                                                                                                        ----------
                  COMMON STOCKS: 78.2%
                  AUSTRALIA: 10.2%
     1,650,000    Aurora Gold, Ltd. 2 .............................................................      3,145,246
       920,000    MIM Holdings, Ltd. ..............................................................      1,286,056
       300,000    Pasminco, Ltd. ..................................................................        471,787
                                                                                                        ----------
                                                                                                         4,903,089
                                                                                                        ----------
                  GHANA: 0.3%
        10,875    Ashanti Goldfields Company, Ltd. ................................................        134,578
                                                                                                        ----------
                  MEXICO: 17.8%
       461,056    Corporacion Industrial San Luis S.A. ............................................      2,928,445
       634,016    Grupo Mexico S.A. de C.V.2 ......................................................      1,973,239
     1,045,000    Industras Penoles S.A. ..........................................................      3,703,684
                                                                                                        ----------
                                                                                                         8,605,368
                                                                                                        ----------
                  NORTH AMERICA: 47.4%
       100,000    Adrian Resources, Ltd.2 .........................................................        142,998
        52,100    Agnico-Eagle Mines, Ltd. ........................................................        731,713
       200,000    Argosy Mining Corporation1 ......................................................        290,373
       100,000    Argosy Mining Corporation (Warrants)1,2 .........................................             73
        83,500    Atna Resources, Ltd. ............................................................             61
       167,000    Atna Resources, Ltd.2 ...........................................................        584,831
        89,100    Cambior, Inc. ...................................................................      1,313,111
       515,000    Campbell Resources, Inc.2 .......................................................        477,181
        90,000    Campbell Resources, Inc. (Warrants)2 ............................................             66
        73,100    Coeur D'alene Mines Corporation .................................................      1,105,638
       128,000    Dayton Mining Corporation .......................................................        849,814
        50,000    Eldorado Corporation, Ltd.2 .....................................................        335,606
       140,000    Eldorado Corporation, Ltd.1,2 ...................................................        939,698
        50,000    Falconbridge, Ltd. ..............................................................      1,065,186
        17,500    Franco Nevada Mining Corporation, Ltd. ..........................................        801,169
        99,000    Freeport McMoran Copper & Gold (Preferred shares) ...............................      1,683,000
        34,700    Golden Knight Resources, Inc.2 ..................................................        167,088
       139,400    Hecla Mining Company2 ...........................................................        784,125
       138,000    Kinross Gold Corporation ........................................................        976,615
       130,000    Metallica Resources, Inc. 1 .....................................................        436,288
       100,000    Northern Crown Mines, Ltd. ......................................................         94,845



LEXINGTON STRATEGIC SILVER FUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
December 31, 1996

     NUMBER OF                                                                                            VALUE
      SHARES                                        SECURITY                                            (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------
                  NORTH AMERICA (continued)
        60,000    Pan American Silver Corporation2 ................................................    $   361,142
       285,000    Pan American Silver Corporation1,2 ..............................................      1,715,423
       310,000    Prime Resource Group, Inc.2 .....................................................      2,193,845
       109,600    Romarco Minerals, Inc.2 .........................................................        435,792
       300,000    Silver Standard Resources, Inc.2 ................................................      1,335,130
        50,000    Teck Corporation "B" ............................................................      1,158,207
       350,000    Tiomin Resources, Inc.1 .........................................................        842,664
       262,500    Tiomin Resources, Inc. (Warrants)1,2 ............................................        201,090
        50,000    TVX Gold, Inc.2 .................................................................        387,500
        10,000    Valerie Gold Resources, Ltd.1 ...................................................         57,272
       100,000    Valerie Gold Resources, Ltd. ....................................................        572,720
         5,000    Valerie Gold Resources, Ltd. (Warrants)1,2 ......................................              4
       840,000    Williams Resources, Inc.2 .......................................................        864,114
                                                                                                       -----------
                                                                                                        22,904,382
                                                                                                       -----------
                  PERU: 2.5%
       167,009    Cia De Minas Buenaventura "C" ...................................................      1,221,846
                                                                                                       -----------
                  TOTAL COMMON STOCKS:
                    (Cost $32,046,186) ............................................................     37,769,263
                                                                                                       -----------
                  SHORT-TERM INVESTMENTS: 6.4%
    $3,100,000    Federal Home Loan Mortgage Corporation, 5.40%, due 01/02/97 (Cost $3,099,535) ...      3,099,535
                                                                                                       -----------
                  TOTAL INVESTMENTS: 99.9%
                    (Cost $43,719,179+) ...........................................................     48,284,141
                  Other assets in excess of liabilities: 0.1% .....................................         65,401
                                                                                                       -----------
                  TOTAL NET ASSETS: 100.0%
                    (equivalent to $4.23 per share on 11,440,676 shares outstanding) ..............    $48,349,542
                                                                                                       ===========

1Restricted security (Note 6).
2Non-income producing securities.
ADR-American Depository Receipt.
+Aggregate cost for Federal income tax purposes is $65,271,688.



    The Notes to Financial Statements are an integral part of this statement.

LEXINGTON STRATEGIC SILVER FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996 (unaudited)

ASSETS
Investments, at value (cost $43,719,179) (Note 1) .................................................   $ 48,284,141
Cash ..............................................................................................          5,884
Receivable for investment securities sold .........................................................        321,082
Receivable for shares sold ........................................................................          7,098
Dividends and interest receivable .................................................................          4,225
                                                                                                      ------------
    Total Assets ..................................................................................     48,622,430
                                                                                                      ------------

LIABILITIES
Due to Lexington Management Corporation (Note 2) ..................................................         35,365
Payable for shares redeemed .......................................................................         98,635
Distributions payable .............................................................................         53,362
Accrued expenses ..................................................................................         85,526
                                                                                                      ------------
    Total Liabilities .............................................................................        272,888
                                                                                                      ------------

NET ASSETS (equivalent to $4.23 per share on 11,440,676 shares outstanding) (Note 3) ..............   $ 48,349,542
                                                                                                      ============

NET ASSETS consist of:
Capital stock--authorized 1,000,000,000 shares, $.001 par value per share .........................   $     11,441
Additional paid in capital (Note 1) ...............................................................     54,817,617
Distributions in excess of net investment income (Note 1) .........................................       (827,873
Accumulated net realized loss in investments and foreign currency transactions (Note 1)                (10,216,587)
Unrealized appreciation on investments and foreign currency transactions ..........................      4,564,944
                                                                                                      ------------
TOTAL NET ASSETS ..................................................................................   $ 48,349,542
                                                                                                      ============

NET ASSET VALUE, REDEMPTION PRICE PER SHARE .......................................................   $       4.23
                                                                                                      ============

OFFERING PRICE PER SHARE (100/94.25 of $4.23 adjusted to nearest cent) ............................   $       4.49
                                                                                                      ============

    The Notes to Financial Statements are an integral part of this statement.

LEXINGTON STRATEGIC SILVER FUND, INC.
STATEMENT OF OPERATIONS
Six months ended December 31, 1996 (unaudited)

INVESTMENT INCOME
Dividends ..................... $  128,341
Interest ......................     43,339
                                ----------
                                   171,680
Less: foreign tax expense .....      9,398
                                ----------
    Total investment income ...             $   162,282

EXPENSES
  Investment advisory fee
    (Note 2) ..................    243,151
  Transfer agent and shareholder
    servicing expense (Note 2)                   91,403
  Custodian expense ...........     70,753
  Printing and mailing expenses                  37,550
  Accounting expenses (Note 2)                   28,929
  Registration fees ...........     15,195
  Professional fees ...........     13,702
  Directors' fees and expenses.                   8,343
  Computer processing fees ....      7,149
  Amortization of reorganization
    costs .....................      6,523
  Other expenses ..............     14,507
                                ----------
    Total expenses ............                 537,205
                                             ----------
      Net investment loss .....                (374,923)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 4)
  Net realized gain (loss) on:
    Investments ...............   (567,562)
    Foreign currency
      transactions ............        281
                                ----------
        Net realized loss .....                (567,281)
  Net change in unrealized
    appreciation on:
    Investments ............... (1,493,436)
    Foreign currency translations
      of other assets and
      liabilities .............        (18)
                                ----------
    Net change in unrealized
      appreciation ............              (1,493,454)
                                             ----------
      Net realized and
        unrealized loss .......              (2,060,735)
                                             ----------
DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS .............             $(2,435,658)
                                             ==========


LEXINGTON STRATEGIC SILVER FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS



                                       SIX MONTHS
                                          ENDED         YEAR
                                       DECEMBER 31,     ENDED
                                           1996        JUNE 30,
                                       (UNAUDITED)       1996
                                       ----------     ----------
Net investment loss .............    $  (374,923)   $   (529,009)
Net realized gain (loss) from
  investment and foreign
  currency transactions .........       (567,281)      4,707,888
Net change in unrealized
  appreciation of investments
  and foreign currency
  translations ..................     (1,493,454)      1,524,361
                                     -----------    ------------
    Increase (decrease) in net
      assets resulting
      from operations ...........     (2,435,658)      5,703,240
Distributions to shareholders
  from net investment income ....       (335,296)           --
Distributions to shareholders
  in excess of net investment
  income (Note 1) ...............           --          (437,823)
Increase (decrease) in net assets
  from capital share transactions
  (Note 3) ......................    (22,824,326)      3,162,294
                                    ------------    ------------
    Net increase (decrease) in
      net assets ................    (25,595,280)      8,427,711

NET ASSETS:
  Beginning of period ...........     73,944,822      65,517,111
                                    ------------    ------------
  End of period (including
    distributions in excess of
    net investment income of
    $827,873 and 117,653,
    respectively) ...............   $ 48,349,542    $ 73,944,822
                                    ============    ============


    The Notes to Financial Statements are an integral part of this statement.

LEXINGTON STRATEGIC SILVER FUND, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 1996 (unaudited) and June 30, 1996

1.  SIGNIFICANT ACCOUNTING POLICIES

Lexington Strategic Silver Fund, Inc.(the "Fund") is an open-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek to maximize total return from long-term growth of capital and income principally by investing in a portfolio at least 80% of which will be invested in the securities of established silver-related companies throughout the world. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

     INVESTMENTS Security transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are reported on the identified cost basis. Securities traded on a recognized stock exchange are valued at the last sales price reported by the exchange on which the securities are traded. If no sales price is recorded, the mean between the last bid and asked prices is used. Securities traded on the over-the-counter market and silver bullion are valued at the mean between the last current bid and asked price. Short-term securities having a maturity of 60 days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available and other assets are valued by Fund management in good faith under the direction of the Fund's Board of Directors. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts, is accrued as earned.

     FOREIGN CURRENCY TRANSACTIONS Foreign currencies (and receivables and payables denominated in foreign currencies) are translated into U.S. dollar amounts at current exchange rates. Translation gains or losses resulting from changes in exchange rates and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations. In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Fund may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are closed and are reported in the statement of operations. There were no forward foreign currency exchange contracts outstanding at December 31,1996.

     FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required.

     DISTRIBUTIONS Dividends from net investment income and net realized capital gains are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At June 30, 1996, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change.

     DEFERRED   REORGANIZATION   EXPENSES  Reorganization  expenses  aggregating
$65,512 have been fully amortized as of December 31, 1996.

LEXINGTON STRATEGIC SILVER FUND, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 1996 (unaudited) and June 30, 1996 (continued)

     USE OF ESTIMATES The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATE

The Fund pays an investment advisory fee to Lexington Management Corporation ("LMC") at an annual rate of 1.00% of the Fund's average daily net assets up to $30 million and at an annual rate of 0.75% thereafter. The investment advisory contract provides that the total annual expenses of the Fund (including management fees, but excluding interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the level of expenses which the Fund is permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the Fund are offered for sale. No reimbursement was required for the six months ended December 31, 1996.

The Fund also reimbursed LMC for certain expenses, including accounting and shareholder servicing costs of $53,436, which are incurred by the Fund, but paid by LMC.

3.  CAPITAL STOCK

Transactions in capital stock were as follows:

                                                             SIX MONTHS ENDED
                                                             DECEMBER 31, 1996               YEAR ENDED
                                                                (UNAUDITED)                 JUNE 30, 1996
                                                          ----------------------       ----------------------
                                                            SHARES       AMOUNT         SHARES        AMOUNT
                                                          ----------    ----------     ----------    -----------

Shares sold ...........................................    2,143,856 $   9,479,628     15,352,920    $71,243,731
Shares issued on reinvestment of dividends ............       67,131       281,952         59,629        294,570
                                                          ----------    ----------     ----------     ----------
                                                           2,210,987     9,761,580     15,412,549     71,538,301
Shares redeemed .......................................   (7,350,053)  (32,585,906)   (15,223,380)   (68,376,007)
                                                          ----------  ------------    -----------   ------------
    Net increase (decrease) ...........................   (5,139,066) $(22,824,326)       189,169   $  3,162,294
                                                          ==========  ============    ===========   ============


4.  PURCHASES AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales of securities for the six months ended December 31, 1996, excluding short-term securities, were $3,529,368 and $27,021,830, respectively.

At December 31, 1996, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $8,570,669 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $4,005,725.

LEXINGTON STRATEGIC SILVER FUND, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 1996 (unaudited) and June 30, 1996 (continued)

5.  INVESTMENT AND CONCENTRATION RISKS

The Fund makes significant investments in foreign securities and has an investment objective of investing in securities of companies engaged in the exploration, mining, processing, fabrication and distribution of silver. There are certain risks involved in investing in foreign securities or concentrating in specific industries that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from potentially adverse political and economic developments as well as the possible imposition of foreign exchange or other foreign governmental restrictions or laws, all of which could affect the market and/or credit risk of the investments.

6.  RESTRICTED SECURITIES

The following securities were purchased under Rule 144A of the Securities Act of 1933 or issued in private placements and, unless registered under the Act or exempted from registration, may be sold only to qualified institutional investors.

                                                ACQUISITION                  AVERAGE COST     MARKET        % OF NET
              SECURITY                             DATE           SHARES       PER SHARE       VALUE         ASSETS
               -------                           ---------        -------     -----------    --------        -------
Argosy Mining Corporation                          5/24/96         200,000     $ 1.82        $  290,373      0.60%
Argosy Mining Corporation (Warrants)               5/24/96         100,000       0.00                73      0.00%
Eldorado Corporation, Ltd.                         2/22/96         140,000       5.37           939,689      1.94%
Metallica Resources, Inc.                          3/20/96         130,000       3.68           436,288      0.90%
Pan American Silver Corporation                    3/21/96         285,000       5.44         1,715,423      3.55%
Tiomin Resources, Inc.                             9/28/95         350,000       1.44           842,664      1.74%
Tiomin Resources, Inc. (Warrants)                  9/28/95         262,500       0.00           201,090      0.42%
Valerie Gold Resources, Ltd.                       9/28/95          10,000      10.18            57,272      0.12%
Valerie Gold Resources, Ltd. (Warrants)            5/28/96           5,000       0.00                 4      0.00%
                                                                                            -----------     ------
                                                                                             $4,482,876      9.27%
                                                                                            -----------     ------

Pursuant to guidelines adopted by the Fund's Board of Directors, these unregistered securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund's net assets, at market value, at the time of purchase.

LEXINGTON STRATEGIC SILVER FUND, INC.
FINANCIAL HIGHLIGHTS


Selected per share data for a share outstanding throughout the period:

                                                         SIX MONTHS
                                                            ENDED
                                                         DECEMBER 31,            YEAR ENDED JUNE 30,
                                                             1996        --------------------------------------
                                                          (UNAUDITED)    1996       1995        1994       1993
                                                            -------      ----       ----        ----       ----
Net asset value, beginning of period .................       $4.46      $4.00        $3.92      $3.52      $2.78
                                                             -----      -----        -----      -----      -----
Income (loss) from investment operations:
  Net investment loss ................................       (0.03)     (0.03)       (0.03)     (0.02)     (0.04)
  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions ....       (0.15)      0.51         0.11       0.42       0.78
                                                             -----      -----        -----      -----      -----
Total income (loss) from investment operations .......       (0.18)      0.48         0.08       0.40       0.74
                                                             -----      -----        -----      -----      -----
Less distributions:
Distributions from net investment income .............       (0.05)     (0.02)          --         --         --
                                                             -----      -----        -----      -----      -----
Net asset value, end of period .......................       $4.23      $4.46        $4.00      $3.92      $3.52
                                                             -----      -----        -----      -----      -----
Total return*** ......................................      (8.69%)*   12.02%        2.04%     11.36%     26.62%
Ratio to average net assets:
  Expenses, before reimbursement or waivers ..........       1.96%*     1.73%        1.82%      1.84%      3.48%
  Expenses, net of reimbursement or waivers ..........       1.96%*     1.73%        1.82%      1.84%      2.60%
  Net investment loss, before reimbursement
    or waivers .......................................      (1.37%)*   (0.72%)      (0.83%)    (0.82%)    (2.48%)
  Net investment loss ................................      (1.37%)*   (0.72%)      (0.83%)    (0.82%)    (1.60%)

Portfolio turnover rate ..............................      13.20%*    44.30%       44.22%      5.28%     18.58%

Average commission paid on equity
  security transactions** ............................       $0.03      $0.02           --         --         --

Net assets, end of period (000's omitted) ............     $48,350    $73,945      $65,517    $49,499    $15,032


  *Annualized.
 **In accordance with recent SEC disclosure guidelines, the average commissions are calculated for the year ended in 1996 and forward, but not for prior periods.
***Sales load is not reflected in total return.

                                   LEXINGTON
                                     [LOGO]
--------------------------------------------------------------------------------
                                    LEXINGTON
                                 STRATEGICSILVER
                                   FUND, INC.

                             ----------------------

                                 Seeks long-term
                                growth of capital
                               through investment
                              in established silver
                               related companies.

                             ----------------------


                               SEMI-ANNUAL REPORT
                                DECEMBER31, 1996



--------------------------------------------------------------------------------




LEXINGTON STRATEGIC SILVER FUND, INC.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

DISTRIBUTOR
--------------------------------------------------------------------------------
LEXINGTON FUNDS DISTRIBUTOR, INC.
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

--------------------------------------------------------------------------------
  ALL SHAREHOLDER REQUESTS FOR SERVICES OF
  ANY KIND SHOULD BE SENT TO:

  TRANSFER AGENT
--------------------------------------------------------------------------------
  STATE STREET BANK AND
  TRUST COMPANY
  c/o National Financial Data Services
  1004 Baltimore
  Kansas City, Missouri 64105

  OR CALL TOLL FREE:
  SERVICE AND SALES: 1-800-526-0056
  24 HOUR ACCOUNT INFORMATION:
  1-800-526-0052
--------------------------------------------------------------------------------



This report has been prepared for the information of the shareholders of Lexington Strategic Silver Fund, Inc. and is authorized for distribution to the public only if it is accompanied or preceded by a currently effective prospectus which sets forth expenses and other material information.